Taxation - Schedule of Reconciliation Between Actuarial Provision for Income Taxes and Statutory Rate (Details) - USD ($)		6 Months Ended
		Sep. 30, 2025	Sep. 30, 2024
Schedule of Reconciliation Between Actuarial Provision for Income Taxes and Statutory Rate [Abstract]
Loss before income tax		$ (1,077,010)	$ (936,140)
PRC statutory tax rate		25.00%	25.00%
Computed income tax benefit with statutory Enterprise Income Tax rate		$ (269,253)	$ (234,035)
Additional deduction for R&D expenses		(82,774)	(83,039)
Effect of preferential tax rates for PRC subsidiary		36,807	23,299
Changes in valuation allowance		(22,316)	(7,098)
Effect of different tax rates in jurisdictions other than the PRC	[1]	190,043	72,817
Tax effect of non-taxable income and non-deductible items		41,626	36,236
Income tax benefit		$ (105,867)	$ (191,820)

[1]	The effect of different tax rates in jurisdictions other than PRC derived from CCSC Technology Group, CCSC Interconnect HK and CCSC Technology Serbia.